Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2015
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 02, 2015
Document Effective Date	dei_DocumentEffectiveDate	Sep. 02, 2015
Prospectus Date	rr_ProspectusDate	Aug. 31, 2015
Touchstone Credit Opportunities Fund (Prospectus Summary) | Touchstone Credit Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCOAX
Touchstone Credit Opportunities Fund (Prospectus Summary) | Touchstone Credit Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOCCX
Touchstone Credit Opportunities Fund (Prospectus Summary) | Touchstone Credit Opportunities Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCOYX
Touchstone Credit Opportunities Fund (Prospectus Summary) | Touchstone Credit Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOCIX